Retirement benefits - UKRF funding valuations (Narrative) (Details) - GBP (£) £ in Millions		1 Months Ended	6 Months Ended
	Jun. 12, 2020	Feb. 29, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ (2,500)	£ (1,800)
United Kingdom Retirement Fund (UKRF) [member] | Pension defined benefit plans [member] | UK [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ (2,800)	£ (2,100)
United Kingdom Retirement Fund (UKRF) [member] | Pension defined benefit plans [member] | UK [member] | The Senior Notes [Member] | Heron Issuer Limited [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Notes issued	£ 750
Maturity Date			These Senior Notes entitle the UKRF to semi-annual coupon payments for five years, and full repayment in cash in three equal tranches in 2023, 2024, and at final maturity in 2025.
Debt securities issued	750
Regulatory capital impact	250
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		£ 2,300
Funding level percentage		94.00%
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 500
United Kingdom Retirement Fund (UKRF) [member] | 2019 [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		£ 500
United Kingdom Retirement Fund (UKRF) [member] | 2020 [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		500
United Kingdom Retirement Fund (UKRF) [member] | 2020 [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		700
United Kingdom Retirement Fund (UKRF) [member] | 2021 [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		294
United Kingdom Retirement Fund (UKRF) [member] | 2022 [member] | Deficit contributions 30 September 2019 valuation [member] | Pension defined benefit plans [member] | UK [member] | Barclays Bank PLC [member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions		£ 286